Other Non-Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Non-Financial Liabilities
Vacation accruals	€ 2,474	€ 2,488
Value added tax payables		242
Payroll tax and social security	3,497	2,992
Miscellaneous other current non-financial liabilities	2,596	338
Total other non-financial liabilities	€ 8,567	€ 6,060